UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03480

Fidelity Oxford Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Series Commodity Strategy

Fund

Fidelity Series Commodity Strategy
Fund

Class F

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Commodity Strategy Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Series Commodity Strategy	.60%
Actual		$ 1,000.00	$ 996.20	$ 3.02
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Class F	.40%
Actual		$ 1,000.00	$ 997.50	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2014*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Commodity Swaps	88.1	86.8
Commodity Futures	10.8	9.3
Commodity-Linked Notes	1.1	3.9

Commodity Sector Diversification as of January 31, 2014*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Energy	33.0	37.6
Agriculture	30.4	28.7
Industrial Metals	15.8	16.0
Precious Metals	15.4	12.3
Livestock	5.4	5.4

* Investments in Commodity Swaps and Commodity-Linded Notes provide exposure to the commodities market via the Dow Jones-UBS Commodity Index Total Return, an unmanaged index composed of futures contracts on 22 physical commodities. The Fund does not invest directly in physical commodities.

Semiannual Report

Consolidated Investments January 31, 2014

Showing Percentage of Net Assets

Commodity-Linked Notes - 0.3%
	Principal Amount	Value
Deutsche Bank AG London Branch 0% 10/23/14 (b)(e)(f) (Cost $10,000,000)	$ 10,000,000	$ 8,998,550
U.S. Treasury Obligations - 17.2%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.09% 2/6/14 to 5/1/14 (c)(d) (Cost $469,956,346)	470,000,000	469,983,439
Money Market Funds - 84.6%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $2,307,989,085)	2,307,989,085	2,307,989,085
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,787,945,431)		2,786,971,074
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(58,551,195)
NET ASSETS - 100%		$ 2,728,419,879
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
993 CBOT Corn Contracts	Mar. 2014	$ 21,548,100	$ 409,865
261 CBOT Soybean Contracts	Mar. 2014	16,739,888	(150,440)
189 CBOT Soybean Meal Contracts	Mar. 2014	8,053,290	232,984
367 CBOT Soybean Oil Contracts	Mar. 2014	8,288,328	(348,818)
325 CBOT Wheat Contracts	Mar. 2014	9,030,938	(1,117,247)
159 CME Lean Hogs Contracts	Apr. 2014	6,029,280	261,865
175 CME Live Cattle Contracts	Apr. 2014	9,829,750	240,650
261 COMEX Copper Contracts	Mar. 2014	20,860,425	(41,260)
273 COMEX Gold 100 oz. Contracts	Apr. 2014	33,846,540	144,710
121 COMEX Silver Contracts	Mar. 2014	11,567,600	(642,739)
179 ICE Brent Crude Contracts	May 2014	18,861,230	4,949
155 ICE Coffee 'C' Contracts	Mar. 2014	7,277,250	1,108,010
111 KCBT Wheat Contracts	Mar. 2014	3,416,025	(310,539)
310 LME Aluminum Contracts	Mar. 2014	13,060,688	(807,370)
75 LME Nickel Contracts	Mar. 2014	6,280,200	45,150
133 LME Zinc Contracts	Mar. 2014	6,538,613	173,497
108 NYBOT Cotton No. 2 Contracts	Mar. 2014	4,634,820	413,012
639 NYBOT Sugar No. 11 Contracts	Mar. 2014	11,128,824	(893,228)
94 NYMEX Gasoline RBOB Contracts	Mar. 2014	10,388,767	(205,587)
88 NYMEX Heating Oil Contracts	Mar. 2014	11,077,282	65,643
621 NYMEX Natural Gas Contracts	Mar. 2014	30,696,030	5,094,591
264 NYMEX WTI Crude Contracts	Mar. 2014	25,737,360	227,438
TOTAL COMMODITY FUTURES CONTRACTS		$ 294,891,228	$ 3,905,136

The face value of futures purchased as a percentage of net assets is 10.8%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $829,023,691.
Swaps
Total Return Swaps

Each open total return swap is an agreement to receive the total return of the Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread. Additional information on open total return swaps is as follows:

Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Feb. 2014	$ 36,000,000	$ 816,170
Barclays Bank PLC	Mar. 2014	50,000,000	280,414
Barclays Bank PLC	Mar. 2014	48,000,000	614,992
Barclays Bank PLC	Mar. 2014	33,000,000	255,167
Barclays Bank PLC	Mar. 2014	20,000,000	(38,262)
CIBC	Feb. 2014	62,000,000	522,373
CIBC	Feb. 2014	45,000,000	682,402
CIBC	Feb. 2014	40,000,000	397,177
CIBC	Mar. 2014	30,000,000	927,893
CIBC	Mar. 2014	26,500,000	30,140
CIBC	Mar. 2014	25,000,000	(47,512)
CIBC	Mar. 2014	12,000,000	6,725
Citibank NA	Mar. 2014	70,000,000	(1,340,920)
Citibank NA	Mar. 2014	50,000,000	640,370
Credit Suisse Intl.	Feb. 2014	75,000,000	(693,458)
Credit Suisse Intl.	Feb. 2014	70,000,000	(2,133,832)
Credit Suisse Intl.	Feb. 2014	65,000,000	(898,070)
Goldman Sachs Bank USA	Feb. 2014	75,000,000	(503,935)
Goldman Sachs Bank USA	Feb. 2014	65,000,000	(1,450,226)
Goldman Sachs Bank USA	Feb. 2014	25,000,000	376,227
Goldman Sachs Bank USA	Mar. 2014	40,000,000	(304,570)
JPMorgan Chase Bank, NA	Feb. 2014	65,000,000	(116,418)
JPMorgan Chase Bank, NA	Feb. 2014	60,000,000	(959,526)
JPMorgan Chase Bank, NA	Feb. 2014	42,000,000	951,790
JPMorgan Chase Bank, NA	Feb. 2014	40,000,000	332,567
JPMorgan Chase Bank, NA	Mar. 2014	75,000,000	(1,236,444)
JPMorgan Chase Bank, NA	Mar. 2014	30,000,000	231,908
Merrill Lynch Intl.	Feb. 2014	83,000,000	(1,851,826)
Merrill Lynch Intl.	Feb. 2014	70,000,000	(1,078,850)
Merrill Lynch Intl.	Feb. 2014	65,000,000	(436,744)
Merrill Lynch Intl.	Mar. 2014	65,000,000	626,778
Merrill Lynch Intl.	Mar. 2014	9,000,000	(103,713)
Morgan Stanley Capital Group, Inc.	Mar. 2014	95,000,000	(1,816,826)
Morgan Stanley Capital Group, Inc.	Mar. 2014	65,000,000	(1,070,579)
Morgan Stanley Capital Group, Inc.	Mar. 2014	17,000,000	385,414
Societe Generale	Feb. 2014	72,000,000	1,091,843
Societe Generale	Feb. 2014	52,000,000	516,331
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Societe Generale	Feb. 2014	$ 30,000,000	$ (52,227)
Societe Generale	Feb. 2014	25,000,000	376,659
Societe Generale	Feb. 2014	25,000,000	11,573
Societe Generale	Mar. 2014	48,000,000	1,484,630
Societe Generale	Mar. 2014	43,000,000	452,288
Societe Generale	Mar. 2014	24,000,000	0
Societe Generale	Mar. 2014	5,000,000	(10,471)
UBS, AG	Feb. 2014	75,000,000	(827,594)
UBS, AG	Feb. 2014	40,000,000	(74,984)
UBS, AG	Feb. 2014	6,000,000	5,162
UBS, AG	Mar. 2014	60,000,000	(638,128)
UBS, AG	Mar. 2014	55,000,000	(883,935)
UBS, AG	Mar. 2014	45,000,000	(600,644)
UBS, AG	Mar. 2014	30,000,000	289,286
UBS, AG	Mar. 2014	21,000,000	23,838
UBS, AG	Mar. 2014	10,500,000	50,577
TOTAL RETURN SWAPS			$ (6,789,000)
For the period, the average monthly notional amount for swaps in the aggregate was $7,479,166,667.
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,998,550 or 0.3% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,961,119.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $173,711,016.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,179,152
Consolidated Subsidiary
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ 1,297,606,055	$ 149,999,987	$ 875,000,048	$ -	$ 489,235,278
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 469,983,439	$ -	$ 469,983,439	$ -
Commodity-Linked Notes	8,998,550	-	8,998,550	-
Money Market Funds	2,307,989,085	2,307,989,085	-	-
Total Investments in Securities:	$ 2,786,971,074	$ 2,307,989,085	$ 478,981,989	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,422,364	$ 8,422,364	$ -	$ -
Swaps	12,380,694	-	12,380,694	-
Total Assets	$ 20,803,058	$ 8,422,364	$ 12,380,694	$ -
Liabilities
Futures Contracts	$ (4,517,228)	$ (4,517,228)	$ -	$ -
Swaps	(19,169,694)	-	(19,169,694)	-
Total Liabilities	$ (23,686,922)	$ (4,517,228)	$ (19,169,694)	$ -
Total Derivative Instruments:	$ (2,883,864)	$ 3,905,136	$ (6,789,000)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts (a)	$ 8,422,364	$ (4,517,228)
Swaps (b)	12,380,694	(19,169,694)
Total Value of Derivatives	$ 20,803,058	$ (23,686,922)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Consolidated Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Societe Generale	$ 3,933,324	$ (62,698)	$ -	$ 16,667,333	$ 20,537,959
CIBC	2,566,710	(47,512)	-	11,628,482	14,147,680
Barclays Bank PLC	1,966,743	(38,262)	-	11,097,478	13,025,959
JPMorgan Chase Bank, NA	1,516,265	(2,312,388)	-	21,082,022	20,285,899
Citibank NA	640,370	(1,340,920)	-	6,672,735	5,972,185
Merrill Lynch Intl.	626,778	(3,471,133)	-	33,372,383	30,528,028
Morgan Stanley Capital Group, Inc.	385,414	(2,887,405)	-	14,244,425	11,742,434
Goldman Sachs Bank USA	376,227	(2,258,731)	-	16,285,429	14,402,925
UBS, AG	368,863	(3,025,285)	-	19,636,986	16,980,564
Credit Suisse Intl.	-	(3,725,360)	-	23,023,743	19,298,383
Exchange Traded Futures	8,422,364	(4,517,228)	-	18,961,119	22,866,255
Total	$ 20,803,058	$ (23,686,922)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	January 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $479,956,346)	$ 478,981,989
Fidelity Central Funds (cost $2,307,989,085)	2,307,989,085
Total Investments (cost $2,787,945,431)		$ 2,786,971,074
Cash		972,559
Receivable for investments sold		98,248,111
Receivable for fund shares sold		121,298
Interest receivable		6
Distributions receivable from Fidelity Central Funds		288,459
Bi-lateral OTC swaps, at value		12,380,694
Prepaid expenses		6,250
Receivable from investment adviser for expense reductions		192,099
Total assets		2,899,180,550

Liabilities
Payable for fund shares redeemed	$ 149,202,169
Bi-lateral OTC swaps, at value	19,169,694
Accrued management fee	1,443,212
Daily variation margin on futures contracts	602,892
Transfer agent fee payable	339,728
Other payables and accrued expenses	2,976
Total liabilities		170,760,671

Net Assets		$ 2,728,419,879
Net Assets consist of:
Paid in capital		$ 3,262,319,829
Accumulated net investment loss		(41,829,290)
Accumulated undistributed net realized gain (loss) on investments		(488,212,439)
Net unrealized appreciation (depreciation) on investments		(3,858,221)
Net Assets		$ 2,728,419,879

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

January 31, 2014

Series Commodity Strategy: Net Asset Value, offering price and redemption price per share ($1,525,917,181 ÷ 192,440,491 shares)	$ 7.93

Class F: Net Asset Value, offering price and redemption price per share ($1,202,502,698 ÷ 150,777,903 shares)	$ 7.98

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

	Six months ended January 31, 2014

Investment Income
Interest		$ 364,981
Income from Fidelity Central Funds		4,179,152
Total income		4,544,133

Expenses
Management fee	$ 20,739,491
Transfer agent fees	4,743,294
Custodian fees and expenses	6,232
Independent trustees' compensation	20,990
Subsidiary directors' fees	7,500
Miscellaneous	8,433
Total expenses before reductions	25,525,940
Expense reductions	(1,988,426)	23,537,514
Net investment income (loss)		(18,993,381)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(46,931,201)
Futures contracts	(39,727,316)
Swaps	(367,205,224)
Total net realized gain (loss)		(453,863,741)
Change in net unrealized appreciation (depreciation) on: Investment securities	44,909,105
Futures contracts	32,426,481
Swaps	292,779,855
Total change in net unrealized appreciation (depreciation)		370,115,441
Net gain (loss)		(83,748,300)
Net increase (decrease) in net assets resulting from operations		$ (102,741,681)

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (18,993,381)	$ (39,391,658)
Net realized gain (loss)	(453,863,741)	(686,745,304)
Change in net unrealized appreciation (depreciation)	370,115,441	(862,126,970)
Net increase (decrease) in net assets resulting from operations	(102,741,681)	(1,588,263,932)
Share transactions - net increase (decrease)	(9,435,861,232)	3,200,575,882
Total increase (decrease) in net assets	(9,538,602,913)	1,612,311,950

Net Assets
Beginning of period	12,267,022,792	10,654,710,842
End of period (including accumulated net investment loss of $41,829,290 and $22,835,909, respectively)	$ 2,728,419,879	$ 12,267,022,792

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Series Commodity Strategy

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 9.15	$ 12.63	$ 10.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.04)	(.05)	(.03)
Net realized and unrealized gain (loss)	(.01)	(1.15)	(1.24)	2.21	.66
Total from investment operations	(.03)	(1.19)	(1.28)	2.16	.63
Distributions from net realized gain	-	-	(2.20)	(.16)	-
Net asset value, end of period	$ 7.93	$ 7.96	$ 9.15	$ 12.63	$ 10.63
Total Return B,C	(.38)%	(13.01)%	(12.00)%	20.56%	6.30%
Ratios to Average Net Assets E,H
Expenses before reductions	.64% A	.64%	.64%	.65%	.63% A
Expenses net of fee waivers, if any	.60% A	.60%	.60%	.60%	.60% A
Expenses net of all reductions	.60% A	.60%	.60%	.60%	.60% A
Net investment income (loss)	(.50)% A	(.45)%	(.47)%	(.44)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,525,917	$ 6,152,604	$ 5,936,841	$ 6,114,968	$ 4,778,322
Portfolio turnover rate F	28% A	83%	148%	49%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 1, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class F

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.17	$ 12.67	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.02)	(.02)	(.03)	(.02)
Net realized and unrealized gain (loss)	(.01)	(1.15)	(1.25)	2.22	.66
Total from investment operations	(.02)	(1.17)	(1.27)	2.19	.64
Distributions from net realized gain	-	-	(2.23)	(.16)	-
Net asset value, end of period	$ 7.98	$ 8.00	$ 9.17	$ 12.67	$ 10.64
Total ReturnB,C	(.25)%	(12.76)%	(11.91)%	20.92%	6.40%
Ratios to Average Net AssetsE,H
Expenses before reductions	.44% A	.44%	.44%	.45%	.43% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	(.30)% A	(.25)%	(.27)%	(.24)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,202,503	$ 6,114,419	$ 4,717,870	$ 2,392,693	$ 687,689
Portfolio turnover rate F	28% A	83%	148%	49%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 1, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended January 31, 2014

1. Organization.

Fidelity Series Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Oxford Street Trust (the Trust) (formerly a fund of Fidelity Salem Street Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds and accounts for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Commodity Strategy and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of January 31, 2014, the Fund held an investment of $489,235,278 in the Subsidiary, representing 17.9% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

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4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. For commodity-linked notes, pricing vendors generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Swaps are marked-to-market daily based on

Semiannual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated

Semiannual Report

4. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, controlled foreign corporation, net operating losses, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	(2,558,376,794)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,558,376,794)
Tax cost	$ 5,236,997,406

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Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (46,957,719)
Long-term	(13,351,794)
Total capital loss carryforward	$ (60,309,513)

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be leveraged, increasing their volatility relative to changes in their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities in the Consolidated Statement of Operations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the

Semiannual Report

Notes to Consolidated Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$ (39,727,316)	$ 32,426,481
Swaps	(367,205,224)	292,779,855
Totals	$ (406,932,540)	$ 325,206,336

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps."

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Semiannual Report

Notes to Consolidated Financial Statements - continued

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $10,000,000 and $127,347,002, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at an annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of Series Commodity Strategy's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Commodity Strategy	$ 4,743,294.20

* Annualized

Semiannual Report

8. Committed Line of Credit.

The Fund participates with funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,233 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary. During the period, this waiver reduced the Fund's management fee by $1,987,933.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $493.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Series Commodity Strategy
Shares sold	35,500,110	227,443,896	$ 283,135,917	$ 1,933,821,688
Shares redeemed	(616,281,807)	(103,157,547)	(4,857,342,172)	(912,500,155)
Net increase (decrease)	(580,781,697)	124,286,349	$ (4,574,206,255)	$ 1,021,321,533
Class F
Shares sold	44,240,312	274,013,387	$ 355,874,054	$ 2,380,785,650
Shares redeemed	(658,213,128)	(23,519,971)	(5,217,529,031)	(201,531,301)
Net increase (decrease)	(613,972,816)	250,493,416	$ (4,861,654,977)	$ 2,179,254,349

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Notes to Consolidated Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Oxford Street Trust and the Shareholders of Fidelity Series Commodity Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Commodity Strategy Fund (a fund of Fidelity Oxford Street Trust) at January 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Commodity Strategy Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 24, 2014

Semiannual Report

Investment Adviser

Geode Capital Management, LLC

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCR-S-SANN-0314
1.899302.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 28, 2014